Redeemable noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2018
Redeemable non-controlling interests

The redeemable noncontrolling interests for the years ended December 31, 2017 and 2018 are summarized below:

RMB
Balance at December 31, 2016	—
Issuance	635,795
Accretion	13,451

Balance at December 31, 2017	649,246
Accretion	38,601

Balance at December 31, 2018	687,847

Balance at December 31, 2018 in US$	100,043